Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower S&P Small Cap 600® Index Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Class L
Trading Symbol	MXNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31,
2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	$ 83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.17%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 6.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser:

Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Small-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Sandisk Corporation, a data storage company, was the largest contributor to performance as demand for AI-related data storage remained strong. Kratos Defense, a security solutions company, also contributed to performance due to higher demand for military grade defense following government commitments to increase defense spending. Robert Half Inc., a human resources consultancy firm, detracted the most from performance due to reduced revenues as elevated global uncertainty and subdued hiring activity led to cautious behavior among clients and job seekers. SPS Commerce, a supply chain management company, also detracted from performance as profit margins declined, following a series of analyst downgrades after reduced revenue guidance in the third quarter.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	5.17%	6.41%	8.97%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P SmallCap 600 ® Index	6.02%	7.31%	9.81%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,111,000,000
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,111M
Total number of portfolio holdings	606
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Small Cap 600® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Institutional Class
Trading Symbol	MXERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.83%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 6.02% over the same period.
 The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Small-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Sandisk Corporation, a data storage company, was the largest contributor to performance as demand for AI-related data storage remained strong. Kratos Defense, a security solutions company, also contributed to performance due to higher demand for military grade defense following government commitments to increase defense spending. Robert Half Inc., a human resources consultancy firm, detracted the most from performance due to reduced revenues as elevated global uncertainty and subdued hiring activity led to cautious behavior among clients and job seekers. SPS Commerce, a supply chain management company, also detracted from performance as profit margins declined, following a series of analyst downgrades after reduced revenue guidance in the third quarter.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	5.83%	7.08%	9.63%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P SmallCap 600 ® Index	6.02%	7.31%	9.81%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,111,000,000
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,111M
Total number of portfolio holdings	606
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Small Cap 600® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Investor Class
Trading Symbol	MXISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.55%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 6.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser:

Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Small-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Sandisk Corporation, a data storage company, was the largest contributor to performance as demand for AI-related data storage remained strong. Kratos Defense, a security solutions company, also contributed to performance due to higher demand for military grade defense following government commitments to increase defense spending. Robert Half Inc., a human resources consultancy firm, detracted the most from performance due to reduced revenues as elevated global uncertainty and subdued hiring activity led to cautious behavior among clients and job seekers. SPS Commerce, a supply chain management company, also detracted from performance as profit margins declined, following a series of analyst downgrades after reduced revenue guidance in the third quarter.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	5.55%	6.70%	9.24%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P SmallCap 600 ® Index	6.02%	7.31%	9.81%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,111,000,000
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,111M
Total number of portfolio holdings	606
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$ 87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.30%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 13.01% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord,

Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett Summary of Performance
Security selection detracted from performance during the period. Within the industrials sector, security selection contributed to performance, led by an allocation to Kratos Defense & Security Solutions, a software company addressing the defense and national security markets. Within the healthcare sector, security selection detracted from performance, driven primarily by an allocation to uniQure N.V., which develops treatments for rare diseases.
Peregrine Summary of Performance
Following market lows in early April, small-cap growth equity market returns were highly concentrated, with a limited number of thematically driven and speculative areas accounting for a significant portion of market performance, creating a challenging environment for the portfolio’s valuation-sensitive approach. Stock selection in the technology sector was the largest contributor to performance, driven primarily by strength in communication equipment holdings that benefited from robust AI-related capital spending. The healthcare sector was the largest detractor from performance, reflecting adverse stock selection and a structural underweight to the outperforming biotechnology industry group, combined with adverse stock selection and an overweight position in the underperforming life sciences and tools industry group.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	8.30%	3.56%	10.27%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 284,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 284M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.09%
SPX Technologies Inc	1.25%
Artivion Inc	1.24%
JFrog Ltd	1.17%
Stifel Financial Corp	1.13%
Agilysys Inc	1.12%
Element Solutions Inc	1.11%
Coastal Financial Corp	1.11%
Advanced Energy Industries Inc	1.06%
TechnipFMC PLC	1.06%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.09%
SPX Technologies Inc	1.25%
Artivion Inc	1.24%
JFrog Ltd	1.17%
Stifel Financial Corp	1.13%
Agilysys Inc	1.12%
Element Solutions Inc	1.11%
Coastal Financial Corp	1.11%
Advanced Energy Industries Inc	1.06%
TechnipFMC PLC	1.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$ 124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.81%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 13.01% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord, Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett Summary of Performance
Security selection detracted from performance during the period. Within the industrials sector, security selection contributed to performance, led by an allocation to Kratos Defense & Security Solutions, a software company addressing the defense and national security markets. Within the healthcare sector, security selection detracted from performance, driven primarily by an allocation to uniQure N.V., which develops treatments for rare diseases.
Peregrine Summary of Performance
Following market lows in early April, small-cap growth equity market returns were highly concentrated, with a limited number of thematically driven and speculative areas accounting for a significant portion of market performance, creating a challenging environment for the portfolio’s valuation-sensitive approach. Stock selection in the technology sector was the largest contributor to performance, driven primarily by strength in communication equipment holdings that benefited from robust AI-related capital spending. The healthcare sector was the largest detractor from performance, reflecting adverse stock selection and a structural underweight to the outperforming biotechnology industry group, combined with adverse stock selection and an overweight position in the underperforming life sciences and tools industry group.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Growth Fund (Investor Class/MXMTX)	7.81%	3.21%	9.88%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 284,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 284M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.09%
SPX Technologies Inc	1.25%
Artivion Inc	1.24%
JFrog Ltd	1.17%
Stifel Financial Corp	1.13%
Agilysys Inc	1.12%
Element Solutions Inc	1.11%
Coastal Financial Corp	1.11%
Advanced Energy Industries Inc	1.06%
TechnipFMC PLC	1.06%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.09%
SPX Technologies Inc	1.25%
Artivion Inc	1.24%
JFrog Ltd	1.17%
Stifel Financial Corp	1.13%
Agilysys Inc	1.12%
Element Solutions Inc	1.11%
Coastal Financial Corp	1.11%
Advanced Energy Industries Inc	1.06%
TechnipFMC PLC	1.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 4.37%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 12.59% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley Summary of Performance
Stock selection was broadly negative across most sectors. A key driver was the outsized impact of low-quality and highly speculative benchmark constituents that performed exceptionally well and were not held in the portfolio. Underweight exposure to real estate and stock selection within the energy sector contributed positively, while areas that detracted included healthcare (lack of biotech), materials (lack of gold miners), consumer discretionary, communication services (lack of space/satellites), and technology (lack of bitcoin miners).
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when a high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The materials sector detracted the most from performance due to stock selection, with construction materials company Knife River among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Value Fund (Institutional Class/MXTFX)	4.37%	9.68%	9.18%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 644,000,000
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 644M
Total number of portfolio holdings	432
Total advisory fee paid	$ 3.9M
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.95%
Moog Inc Class A	1.52%
Bel Fuse Inc Class B	1.51%
TTM Technologies Inc	1.22%
Array Digital Infrastructure Inc	1.18%
Popular Inc	1.10%
Garrett Motion Inc	1.07%
Ameris Bancorp	1.03%
SouthState Bank Corp	1.01%
Atmus Filtration Technologies Inc	0.97%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.95%
Moog Inc Class A	1.52%
Bel Fuse Inc Class B	1.51%
TTM Technologies Inc	1.22%
Array Digital Infrastructure Inc	1.18%
Popular Inc	1.10%
Garrett Motion Inc	1.07%
Ameris Bancorp	1.03%
SouthState Bank Corp	1.01%
Atmus Filtration Technologies Inc	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$ 111	1.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 4.08%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 12.59% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley Summary of Performance
Stock selection was broadly negative across most sectors. A key driver was the outsized impact of low-quality and highly speculative benchmark constituents that performed exceptionally well and were not held in the portfolio. Underweight exposure to real estate and stock selection within the energy sector contributed positively, while areas that detracted included healthcare (lack of biotech), materials (lack of gold miners), consumer discretionary, communication services (lack of space/satellites), and technology (lack of bitcoin miners).
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when a high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The materials sector detracted the most from performance due to stock selection, with construction materials company Knife River among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Value Fund (Investor Class/MXLSX)	4.08%	9.30%	8.79%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 644,000,000
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 644M
Total number of portfolio holdings	432
Total advisory fee paid	$ 3.9M
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.95%
Moog Inc Class A	1.52%
Bel Fuse Inc Class B	1.51%
TTM Technologies Inc	1.22%
Array Digital Infrastructure Inc	1.18%
Popular Inc	1.10%
Garrett Motion Inc	1.07%
Ameris Bancorp	1.03%
SouthState Bank Corp	1.01%
Atmus Filtration Technologies Inc	0.97%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.95%
Moog Inc Class A	1.52%
Bel Fuse Inc Class B	1.51%
TTM Technologies Inc	1.22%
Array Digital Infrastructure Inc	1.18%
Popular Inc	1.10%
Garrett Motion Inc	1.07%
Ameris Bancorp	1.03%
SouthState Bank Corp	1.01%
Atmus Filtration Technologies Inc	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.